UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                  ---------------------

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):     [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Astenbeck Capital Management LLC
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          500 Nyala Farm Road
         ----------------------------------------------------
          Westport,  Connecticut 06880
         ----------------------------------------------------

Form 13F File Number:  028-14243
                       ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Arnold
         ----------------------------------------------------
Title:    Vice President, General Counsel and Secretary
         ----------------------------------------------------
Phone:    203-221-6180
         ----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Jill Arnold          Westport, Connecticut          May 9, 2012
------------------------    -------------------------    -------------------
       [Signature]                 [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
                                           ------------------
Form 13F Information Table Entry Total:             32
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Form 13F Information Table Value Total:          $566,258
                                           ------------------
                                               (x thousand)

List of Other Included Managers:


1.     Astenbeck Holdings LLC


2.     AJH Capital LLC

       COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
       NAME OF                  TITLE OF                     VALUE       SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       ISSUER                    CLASS         CUSIP       (X $1000)    PRN AMT   PRN CALL  DISCRETION MANAGER SOLE  SHARED   NONE
AK STL HLDG CORP                  COM       001547 10 8         567      75,000   SH          DEFINED    1, 2         75,000
ANADARKO PETE CORP                COM       032511 10 7      27,655     353,011   SH          DEFINED    1, 2        353,011
APACHE CORP                       COM       037411 10 5      16,729     166,560   SH          DEFINED    1, 2        166,560
ARCH COAL INC                     COM       039380 10 0       1,071     100,000   SH          DEFINED    1, 2        100,000
BAKER HUGHES INC                  COM       057224 10 7       6,054     144,352   SH          DEFINED    1, 2        144,352
BP PLC                       SPONSORED ADR  055622 10 4      23,761     528,033   SH          DEFINED    1, 2        528,033
CAMERON INTERNATIONAL CORP        COM       13342B 10 5       7,387     139,820   SH          DEFINED    1, 2        139,820
CANADIAN NAT RES LTD              COM       136385 10 1       6,478     195,227   SH          DEFINED    1, 2        195,227
CHEVRON CORP NEW                  COM       166764 10 0      24,031     224,150   SH          DEFINED    1, 2        224,150
CME GROUP INC                     COM       12572Q 10 5       1,736       6,000   SH          DEFINED    1, 2          6,000
CONOCOPHILLIPS                    COM       20825C 10 4      26,276     345,686   SH          DEFINED    1, 2        345,686
CONTINENTAL RESOURCES INC         COM       212015 10 1      17,471     203,579   SH          DEFINED    1, 2        203,579
CORE LABORATORIES N V             COM       N22717 10 7       9,960      75,699   SH          DEFINED    1, 2         75,699
DEVON ENERGY CORP NEW             COM       25179M 10 3      13,475     189,469   SH          DEFINED    1, 2        189,469
ENSCO PLC                    SPONSORED ADR  29358Q 10 9       4,995      94,364   SH          DEFINED    1, 2         94,364
EOG RES INC                       COM       26875P 10 1      18,287     164,600   SH          DEFINED    1, 2        164,600
EXXON MOBIL CORP                  COM       30231G 10 2       8,352      96,301   SH          DEFINED    1, 2         96,301
FREEPORT-MCMORAN COPPER & GO      COM       35671D 85 7      29,724     781,400   SH          DEFINED    1, 2        781,400
HALLIBURTON CO                    COM       406216 10 1      19,653     592,129   SH          DEFINED    1, 2        592,129
HESS CORP                         COM       42809H 10 7      16,556     280,843   SH          DEFINED    1, 2        280,843
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U 10 0      22,846     461,157   SH          DEFINED    1, 2        461,157
MURPHY OIL CORP                   COM       626717 10 2      12,894     229,149   SH          DEFINED    1, 2        229,149
NATIONAL OILWELL VARCO INC        COM       637071 10 1      14,494     182,386   SH          DEFINED    1, 2        182,386
PEABODY ENERGY CORP               COM       704549 10 4         724      25,000   SH          DEFINED    1, 2         25,000
ROYAL DUTCH SHELL PLC         SPONS ADR A   780259 20 6      32,584     464,629   SH          DEFINED    1, 2        464,629
SCHLUMBERGER LTD                  COM       806857 10 8      32,855     469,821   SH          DEFINED    1, 2        469,821
SPDR SERIES TRUST            S&P OILGAS EXP 78464A 73 0      22,550     396,234   SH          DEFINED    1, 2        396,234
STATOIL ASA                  SPONSORED ADR  85771P 10 2      64,755   2,388,588   SH          DEFINED    1, 2      2,388,588
SUNCOR ENERGY INC NEW             COM       867224 10 7       8,659     264,806   SH          DEFINED    1, 2        264,806
TOTAL S A                    SPONSORED ADR  89151E 10 9      54,353   1,063,241   SH          DEFINED    1, 2      1,063,241
UNITED STATES STL CORP NEW        COM       912909 10 8       1,469      50,000   SH          DEFINED    1, 2         50,000
WHITING PETE CORP NEW             COM       966387 10 2      17,857     328,855   SH          DEFINED    1, 2        328,855